Acquisitions, Investments and Disposals - Schedule of Fair Value of Total Consideration Received (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Fair Value of Total Consideration Received [Abstract]
Cash	$ 1,035,827
Promissory note receivable, at fair value	4,787,469
Series D convertible preferred stock, at fair value	5,614,086
Company liabilities assumed by the Buyer	239,446
Total Fair Value of Consideration Received	$ 11,676,828